Consolidated Statements of Cash Flows - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Cash flows from operating activities
Net (loss) income	$ (10,022,228)	$ (9,958,695)	$ 1,079,998
Net loss (income) from discontinued operations	0	299,412	(83,367)
Segment profit	(10,022,228)	(9,659,283)	996,631
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Reversal of) Allowance for doubtful accounts - accounts receivable	(845,416)	1,297,752	910,811
(Reversal of) Allowance for doubtful accounts - advance to suppliers	(378,233)	164,220	777,848
(Reversal of) Allowance for doubtful accounts - other receivables	(84,573)	705,400	66,305
Allowance for doubtful accounts - due from related party	0	0	364,288
Inventory reserve	92,064	1,030,236	700,379
Impairment of goodwill and intangible asset	11,998,606	9,584,000	0
Decrease in deferred tax liability	(1,799,791)	(165,500)	0
Depreciation expense	436,427	462,639	628,144
Amortization of intangible asset	441,489	441,489	443,318
Amortization of prepaid consulting expense	0	140,738	102,263
Loss (gain) from disposal of property, plant and equipment	68,614	(8,047)	(44,814)
Issuance of common stock for service	33,812	0	0
Changes in operating assets and liabilities:
Accounts receivable - non-related party	8,024,036	(9,879,682)	7,023,546
Accounts receivable - related party	0	0	3,249,359
Advances to suppliers	7,093,022	415,727	(3,555,851)
Advances to suppliers, non-current	0	0	1,558,916
Advances to suppliers - related party	1,448,000	0	0
Inventory	(125,492)	242,142	(147,485)
Prepaid expenses and other receivables	133,768	9,127	767,849
Manufacturing rebate receivable	2,374,720	1,563,840	(644,959)
Accounts payable	(206,261)	(751,363)	(2,621,226)
Accrued liabilities and other payables	313,552	(78,923)	49,492
Customer deposits	(3,792,409)	6,184,836	(115,771)
Collection of receivable from discontinued operations	0	8,962,187	0
Taxes payable	1,863,853	(597,392)	573,660
Net cash provided by continuing operations	14,171,560	10,064,143	11,082,703
Net cash provided by discontinued operations	0	4,632,769	3,582,177
Net cash provided by operating activities	14,171,560	14,696,912	14,664,880
Cash flows from investing activities
Acquisition of property, plant and equipment	(144,806)	(92,369)	(559,038)
Proceeds from disposal of property, plant and equipment	21,842	16,580	54,089
Additions to intangible assets	0	0	(2,585)
Payment for investment	0	(6,707,570)	(17,448,000)
Proceeds from disposition of subsidiaries	0	854,567	0
Net cash used in continuing operations	(122,964)	(5,928,792)	(17,955,534)
Net cash used in discontinued operations	0	(1,522)	(39,976)
Net cash used in investing activities	(122,964)	(5,930,314)	(17,995,510)
Cash flows from financing activities
Proceeds from (repayment of) loans from third parties	0	(2,823,890)	2,455,806
Notes receivable	0	0	14,540
Bank acceptance notes payable, net of repayment	1,448,667	(1,823,003)	(4,560,185)
Proceeds from bank loans	9,568,384	6,918,544	10,291,412
Repayment of bank loans	(11,230,688)	(7,352,944)	(7,835,606)
Proceeds from (repayment of) loans from related parties, net	98,474	(378,833)	(1,175,971)
Proceeds from issuance of common stock and warrants	9,055,232	0	0
Net cash provided by (used in) continuing operations	8,940,069	(5,460,126)	(810,004)
Net cash provided by discontinued operations	0	0	0
Net cash provided by (used in) financing activities	8,940,069	(5,460,126)	(810,004)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	1,704,662	(530,288)	390,992
Net increase (decrease) in cash, restricted cash and cash equivalents	24,693,327	2,776,184	(3,749,642)
Cash, restricted cash and cash equivalents, beginning of year	12,645,977	9,869,793	13,619,435	$ 9,869,793
Cash, restricted cash and cash equivalents, end of year	37,339,304	12,645,977	9,869,793	$ 37,339,304
Supplemental disclosure information:
Income taxes paid	436,566	1,105,876	1,044,480
Interest paid	308,690	439,869	608,048
Supplemental non-cash activities:
Common shares issued for service	$ 33,812	$ 0	$ 243,000